Cabot Growth ETF
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.3%
Consumer Discretionary Products - 11.7%
KB Home	29,466	$1,267,922
MDC Holdings, Inc.	18,842	984,494
QuantumScape Corp. (a)	11,009	242,198
Taylor Morrison Home Corp. (a)	16,450	462,081
XPEL, Inc. (a)	15,000	1,139,700
		4,096,395
Consumer Discretionary Services - 1.9%
Las Vegas Sands Corp. (a)	14,845	662,235

Health Care - 9.4%
AbCellera Biologics, Inc. (a)(b)	17,922	300,731
Adaptimmune Therapeutics PLC - ADR (a)(b)	57,424	296,882
Gritstone bio, Inc. (a)	104,135	958,042
Nano-X Imaging, Ltd. (a)(b)	14,687	362,182
Quotient, Ltd. (a)(b)	176,876	543,009
VYNE Therapeutics, Inc. (a)	490,430	833,731
		3,294,577
Industrial Products - 4.3%
Bombardier, Inc. - Class B (a)(b)	535,276	781,503
Rolls-Royce Holdings PLC - ADR (b)	468,974	717,530
		1,499,033
Media - 9.0%
GoDaddy Inc. - Class A (a)	17,563	1,287,543
IAC/InterActiveCorp (a)	5,014	662,099
Vimeo, Inc. (a)	15,093	575,345
WildBrain, Ltd. (a)(b)	291,442	635,344
		3,160,331
Oil & Gas - 2.4%
Chesapeake Energy Corp.	6,201	346,078
Energy Transfer LP	54,225	504,293
		850,371
Real Estate - 22.6%
Rafael Holdings, Inc. - Class B (a)	190,000	7,951,500

Retail & Wholesale - Discretionary - 2.8%
The ODP Corp. (a)	20,838	982,928

Software & Technology Services - 7.2%
Akerna Corp. (a)	213,221	724,951
Avalara, Inc. (a)	1,200	215,640
Digital Turbine, Inc. (a)	5,000	292,250
Mimecast, Ltd. (a)(b)	5,841	407,760
PubMatic, Inc. - Class A (a)	30,887	900,356
		2,540,957
Technology Hardware & Semiconductors - 16.3%
Akoustis Technologies, Inc. (a)	505,593	5,015,483
Qorvo, Inc. (a)	3,713	698,155
		5,713,638
Utilities - 1.7%
PG&E Corp. (a)	64,497	591,438
Total Common Stocks (Cost $33,401,734)		31,343,403

REITS - 7.8%
Financial Services — 7.8%
AGNC Investment Corp.	50,683	826,640
Annaly Capital Management, Inc.	87,318	758,793
MFA Financial, Inc.	35,000	168,000
New Residential Investment Corp.	68,466	747,649
PennyMac Mortgage Investment Trust	12,500	242,625
Total REITS (Cost $2,627,312)		2,743,707

WARRANTS - 1.7%
Oil & Gas - 1.7%
Chesapeake Energy Corp. (a)	21,779	575,401
Total Warrants (Cost $484,924)		575,401

MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 0.03% (c)	722,611	722,611
Total Money Market Funds (Cost $722,611)		722,611

Total Investments (Cost $37,236,581) - 100.9%		35,385,122
Other Assets & Liabilities, Net - (0.9)%		(297,927)
Net Assets - 100.0%		$35,087,195

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-Income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$31,343,403	$-	$-	$31,343,403
REITS*	2,743,707	-	-	2,743,707
Warrants*	575,401	-	-	575,401
Money Market Funds	722,611	-	-	722,611
Total Investments - Assets	$35,385,122	$-	$-	$35,385,122

* See the Schedule of Investments for industry classifications.